2. Basis of Preparation (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016
Basis Of Preparation
Profit/(loss) for the year	$ 11,907		$ (202,114)		$ (4,550,604)
Net cash (used in) operating activities before non-recurring RTO Fee	(180,315)		(189,859)		(978,724)
Working capital	6,930		(4,926)
Cash and cash equivalents	$ 173,343	[1]	$ 195,601	[1]	$ 387,840	$ 1,400,538

[1]	Under the category of the financial instrument standard the cash and cash equivalent is classified as loans and receivable under IAS 39 in 2018 and is classified as a financial asset at amortised cost in 2019 under IFRS 9.